Net Loss Per Ordinary Share - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss	$ (7,184)	$ (8,869)	$ (15,492)	$ (18,911)
Denominator:
Weighted average common shares and vested RSUs – basic	103,551,779	105,079,508	104,403,869	104,563,467
Weighted average common shares and vested RSUs – diluted	103,551,779	105,079,508	104,403,869	104,563,467
Basic net loss per common share	$ (0.07)	$ (0.08)	$ (0.15)	$ (0.18)
Dilutive net loss per common share	$ (0.07)	$ (0.08)	$ (0.15)	$ (0.18)